Trade and other receivables	12 Months Ended
Mar. 31, 2020
Trade and other receivables [abstract]
Trade and other receivables
8.   Trade and other receivables

	As of March 31,
	2020		2019
Current
Trade and other receivables, gross	Rs.	51,480	Rs.	41,041
Less: Allowance for credit losses		(1,202)		(1,172)
Trade and other receivables, net	Rs.	50,278	Rs.	39,869
Non-current
Trade and other receivables, gross (1)	Rs.	1,737	Rs.	113
Less: Allowance for credit losses		-		-
Trade and other receivables, net	Rs.	1,737	Rs.	113

(1)	Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.

During the year ended March 31, 2019, the Company entered into an arrangement with a bank for the sale of its trade receivables. Under the arrangement, the Company sells to the bank certain of its trade receivables forming part of its Global Generics segment, on a non-recourse basis. The receivables sold were mutually agreed upon with the bank after considering the creditworthiness and contractual terms with the customer, including any gross to net adjustments (due to rebates, discounts etc.) from the contracted amounts. As a result, the receivables sold are generally lower than the total net amount of trade receivables. The Company has transferred substantially all the risks and rewards of ownership of such receivables sold to the bank, and accordingly, the same are derecognized in the statement of financial position. As on March 31, 2020 and 2019, the amount of trade receivables de-recognized pursuant to the aforesaid arrangement was Rs.9,049 (U.S.$120) and Rs.7,592 (U.S.$110), respectively.

In accordance with IFRS 9, the Company uses the expected credit loss (“ECL”) model for measurement and recognition of impairment loss on its trade receivables or any contractual right to receive cash or another financial asset that result from transactions that are within the scope of IFRS 15. For this purpose, the Company uses a provision matrix to compute the expected credit loss amount for trade receivables. The provision matrix takes into account external and internal credit risk factors and historical data of credit losses from various customers.

The details of changes in allowance for credit losses during the years ended March 31, 2020 and 2019, are as follows:

	For the Year Ended March 31,
	2020		2019
Balance at the beginning of the year	Rs.	1,172	Rs.	952
Adjustment on account of transition to IFRS 9		-		89
Adjusted balance at the beginning of the year	Rs.	1,172	Rs.	1,041
Provision made during the year, net of reversals		154		371
Trade and other receivables written off & exchange differences		(124)		(240)
Balance at the end of the year	Rs.	1,202	Rs.	1,172